Business combinations - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 09, 2023 USD ($)	Apr. 03, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Apr. 03, 2023 $ / shares
Circles Collective Inc
Disclosure of detailed information about business combination [line items]
Total purchase consideration		$ 2,991
Paid in cash		2,526
Cash holdback amount		466
Maximum undiscounted amount		$ 500
Number of shares issued (in shares) | shares		26,185
Share price (in dollars per share) | (per share)		$ 40.74		$ 51.68
Additional potential future consideration		$ 4,000
Period results included in combined entity		3 years
Transactions cost			$ 522
Estimated useful life		5 years
Holdback payable		$ 466
Edugo AI HK Limited ("Edugo.AI")
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 6,731
Paid in cash	6,151
Maximum undiscounted amount	$ 603
Period results included in combined entity	3 years
Transactions cost			$ 551
Holdback payable	$ 552
Pre-closing expense advance and post-close working capital adjustment	28
Edugo AI HK Limited ("Edugo.AI") | Business combination
Disclosure of detailed information about business combination [line items]
Additional potential future consideration	$ 8,028